Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended				12 Months Ended		25 Months Ended	34 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Income Statement [Abstract]
Revenue
Operating expenses
Research and development	7,817		5,338		7,291	2,196	9,487	17,304
General and administrative	3,911		2,186		2,987	1,274	4,570	8,481
In-process research and development					1,500		8,025	8,025
Total operating expenses	11,728		7,524		11,778	3,470	22,082	33,810
Loss from operations	(11,728)		(7,524)		(11,778)	(3,470)	(22,082)	(33,810)
Other income (expense)
Interest income	51		12		21	6	27	78
Interest expense	(182)							(182)
Other income	455		81		121		121	576
Total other income (expense)	324		93		142	6	148	472
Net loss and comprehensive loss	(11,404)		(7,431)		(11,636)	(3,464)	(21,934)	(33,338)
Modification of Series A convertible preferred stock						(276)
Unaccreted dividends on convertible preferred stock			(1,493)		(2,035)	(902)
Net loss attributable to common stockholders	$ (11,404)		$ (8,924)		$ (13,671)	$ (4,642)
Net loss per share attributable to common stockholders basic and diluted	$ (1.50)	[1]	$ (28.79)	[1]	$ (34.53)	$ (15.43)
Weighted average shares outstanding, basic and diluted	7,601,388	[2]	309,994	[2]	395,918	300,841

[1]	All per share amounts and shares outstanding for all periods reflect the 1-for-1.662 reverse stock split, which was effective May 22, 2013.
[2]	All per share amounts and Aratana shares outstanding for all periods reflect the 1-for-1.662 reverse stock split, which was effective May 22, 2013.